Loans and borrowings	12 Months Ended
Dec. 31, 2022
Loans and Borrowings
Loans and borrowings

28.  Loans and borrowings

	31 December	31 December
Long-term borrowings	2022	2021
Unsecured bank loans	15,653,823	21,493,931
Secured bank loans	2,291,239	445,938
Lease liabilities	2,181,954	3,306,433
Debt securities issued	17,006,088	20,633,735
	37,133,104	45,880,037

	31 December	31 December
Short-term borrowings	2022	2021
Unsecured bank loans	12,870,508	11,279,424
Secured bank loans	845,629	396,565
Lease liabilities	873,277	1,467,021
Debt securities issued	2,131,832	1,392,244
	16,721,246	14,535,254

The Company has used loans in accordance with the loan agreement previously signed with ING Bank N.V. and AB Svensk Exportkredit under the Swedish Export Credit Organization (“EKN”) insurance on 18 December 2020. As of 31 December 2022, the Company has used USD 23,750 and USD 25,180 loan on 1 April 2022 and 3 June 2022, respectively, with a fixed interest rate of 1.53%.

28.  Loans and borrowings (continued)

The Company has used loans in accordance with the loan agreement previously signed with China Development Bank on 7 August 2020. As of 31 December 2022, the Company has used EUR 100,000 and EUR 52,876 loans on 26 April 2022 and 24 June 2022, respectively, with interest rate of 6M Euribor+2.29% for the EUR and RMB 40,000 and RMB 60,000 on 29 September 2022 and 29 November 2022 with interest rate of 5.15%.

Within the scope of buy-back decisions on 27 July 2016, 30 January 2017 and 24 March 2020, the Company purchased its debt securities issued with a total nominal value of USD 37,239 as at 31 December 2022.

Under CMB approval taken by The Company on 3 November 2022 for issuance of debt securities to TL 1,000,000, the Company has issued debt securities on 23 November 2022 amounting TL 500,000 with the maturity of 17 May 2023. The remained limit is TL 500,000 from TL 1,000,000 specified total limit.

Terms and conditions of outstanding loans are as follows:

			31 December 2022			31 December 2021
		Interest	Payment	Nominal	Carrying	Payment	Nominal	Carrying
	Currency	rate type	period	interest rate	amount	period	interest rate	amount
Unsecured Bank Loans	EUR	Floating	2023-2028	Euribor+2.0%-Euribor+2.3%	13,673,783	2022-2028	Euribor+1.9%-Euribor+2.3%	15,093,891
Unsecured Bank Loans	TL	Fixed	2023	12.4%-38.0%	7,782,214	2022	14.8%-29.0%	5,001,760
Unsecured Bank Loans	USD	Floating	2023-2026	Libor+1.7%-Libor 2.2%	3,982,309	2022-2028	Libor+2.1%-Libor+2.2%	5,977,856
Unsecured Bank Loans	RMB	Fixed	2023-2028	3.7%-5.5%	1,485,067	2022-2028	4.9%-5.2%	1,528,356
Unsecured Bank Loans	UAH	Fixed	2023-2024	10.0%-21.0%	1,429,174	2022-2024	8.0%-10.9%	2,813,482
Unsecured Bank Loans	EUR	Fixed	—	—	—	2022	1.7%	595,630
Unsecured Bank Loans	USD	Fixed	2023-2026	2.6%	171,784	2022-2030	3.8%	1,762,380
Secured bank loans	USD	Fixed	2023-2032	1.5%-3.8%	2,119,044	2022-2026	2.6%	250,785
Secured bank loans	USD	Floating	2023-2028	Libor+0.6% - Libor+1.6%	652,831	2022-2026	Libor+1.6% - Libor+1.9%	591,718
Secured bank loans	UAH	Fixed	2023	16.4%-19.5%	364,993	—	—	—
Debt securities issued	USD	Fixed	2023-2028	5.8%	18,013,208	2022-2028	5.8%	21,858,526
Debt securities issued	TL	Fixed	2023	20.3%-25.5%	1,124,712	2022	16.3%	167,453
Lease liabilities	TL	Fixed	2023-2048	9.8%-45.0%	1,207,596	2022-2048	9.8%-45.0%	2,073,820
Lease liabilities	UAH	Fixed	2023-2071	7.6%-47.7%	1,148,563	2022-2069	7.6%-25.7%	1,764,257
Lease liabilities	EUR	Fixed	2023-2034	1.0%-10.3%	309,670	2022-2034	1.0%-10.0%	498,172
Lease liabilities	BYN	Fixed	2023-2037	11.5%-20.0%	309,259	2022-2028	11.5%-15.8%	304,914
Lease liabilities	USD	Fixed	2023-2052	3.9%-11.5%	80,143	2022-2028	3.9%-10.9%	132,291

					53,854,350			60,415,291